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SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 39.9%
	Face Amount	Value
Agency Mortgage-Backed Obligations — 13.7%
FHLMC
5.500%, 08/01/2053	$2,171,364	$2,171,036
5.000%, 12/01/2044	3,873,820	3,848,831
3.000%, 05/01/2053	4,565,080	3,958,576
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO
Callable 04/25/2025 @ $100
4.402%, 02/25/2043 (A)	744,279	8
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	3,205,536	3,126,525
FHLMC, Ser 2022-5271, Cl A
5.500%, 10/25/2047	2,247,075	2,252,577
FNMA
3.500%, 04/01/2053	3,182,233	2,872,126
GNMA, Ser 2012-148, Cl PA
1.250%, 04/20/2041	1,270,451	1,249,014
GNMA, Ser 2013-11, Cl LP
3.500%, 01/20/2043	3,658,629	3,397,915
		22,876,608
Non-Agency Mortgage-Backed Obligations — 26.2%
BBCMS Mortgage Trust, Ser 5C25, Cl C
Callable 03/15/2029 @ $100
6.643%, 03/15/2057 (A)	1,000,000	1,027,143
BBCMS Mortgage Trust, Ser C24, Cl D
Callable 02/15/2034 @ $100
4.250%, 02/15/2057 (B)	610,000	505,824
BMO Mortgage Trust, Ser 5C3, Cl C
Callable 02/15/2029 @ $100
6.859%, 02/15/2057 (A)	1,350,000	1,392,161
BSPRT Issuer, Ser 2021-FL6, Cl B
Callable 04/15/2025 @ $100
6.034%, , TSFR1M + 1.714% 03/15/2036 (B)	1,500,000	1,486,815
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl M1
Callable 04/25/2025 @ $100
3.269%, 11/25/2059 (B) (C)	2,650,000	2,586,740
FREMF Mortgage Trust, Ser K47, Cl C
Callable 05/25/2025 @ $100
3.581%, 06/25/2048 (A) (B)	3,000,000	2,982,595

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MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
FREMF Mortgage Trust, Ser K53, Cl B
Callable 01/25/2026 @ $100
4.048%, 03/25/2049 (A) (B)	$1,250,000	$1,237,501
FREMF Mortgage Trust, Ser K53, Cl C
Callable 01/25/2026 @ $100
4.048%, 03/25/2049 (A) (B)	1,500,000	1,482,345
FREMF Mortgage Trust, Ser K65, Cl B
Callable 07/25/2027 @ $100
4.082%, 07/25/2050 (A) (B)	2,650,000	2,602,655
FREMF Mortgage Trust, Ser K69, Cl B
Callable 10/25/2027 @ $100
3.727%, 10/25/2049 (A) (B)	3,895,000	3,797,537
FREMF Mortgage Trust, Ser K70, Cl C
Callable 12/25/2027 @ $100
3.811%, 12/25/2049 (A) (B)	1,750,000	1,690,722
FREMF Mortgage Trust, Ser K83, Cl B
Callable 10/25/2028 @ $100
4.280%, 11/25/2051 (A) (B)	1,500,000	1,461,631
FREMF Mortgage Trust, Ser K98, Cl B
Callable 08/25/2029 @ $100
3.738%, 10/25/2052 (A) (B)	2,000,000	1,887,022
Hawaii Hotel Trust, Ser MAUI, Cl B
6.062%, , TSFR1M + 1.742% 03/15/2042 (B)	2,500,000	2,487,514
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 11/25/2032 @ $100
3.447%, 01/25/2047 (A) (B)	554,580	497,128
JP Morgan Mortgage Trust, Ser 2025-CCM1, Cl A4
Callable 10/25/2037 @ $100
5.500%, 06/25/2055 (A) (B)	2,964,852	2,952,194
Morgan Stanley Capital I Trust, Ser MS1, Cl A4
Callable 07/15/2025 @ $100
3.779%, 05/15/2048 (A)	1,000,000	995,907
OBX Trust, Ser 2019-EXP3, Cl 2A2
Callable 06/25/2027 @ $100
5.535%, , TSFR1M + 1.214% 10/25/2059 (B)	554,806	556,700
Residential Mortgage Loan Trust, Ser 2020-2, Cl A2
Callable 04/25/2025 @ $100
2.508%, 05/25/2060 (A) (B)	3,816,111	3,773,531
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 12/25/2031 @ $100
3.500%, 08/25/2047 (A) (B)	1,637,795	1,477,202

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MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Sequoia Mortgage Trust, Ser 2021-5, Cl A5
2.000%, 07/25/2051 (A) (B)	$1,999,122	$1,728,346
SWCH Commercial Mortgage Trust, Ser DATA, Cl A
5.762%, , TSFR1M + 1.443% 03/15/2042 (B)	2,500,000	2,471,847
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
Callable 04/25/2029 @ $100
3.250%, 03/25/2058 (A) (B)	1,115,741	1,095,893
Verus Securitization Trust, Ser 2023-8, Cl A2
Callable 12/25/2026 @ $100
6.664%, 12/25/2068 (B) (C)	1,402,585	1,418,802
		43,595,755
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $66,873,996)		66,472,363

CORPORATE OBLIGATIONS — 28.7%

Communication Services — 1.2%
Paramount Global
Callable 02/19/2032 @ $100
4.200%, 05/19/2032	1,000,000	896,775
Warnermedia Holdings
Callable 09/15/2051 @ $100
5.141%, 03/15/2052	1,500,000	1,093,495
		1,990,270
Consumer Discretionary — 3.0%
Ford Motor Credit
Callable 04/28/2027 @ $100
4.950%, 05/28/2027	1,000,000	985,468
Gap
Callable 10/01/2026 @ $102
3.875%, 10/01/2031 (B)	1,500,000	1,293,890
Newell Brands
Callable 01/01/2026 @ $100
5.700%, 04/01/2026	932,000	930,858
Royal Caribbean Cruises
Callable 09/30/2027 @ $103
5.625%, 09/30/2031 (B)	1,750,000	1,718,365
		4,928,581

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CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Energy — 4.2%
Comstock Resources
Callable 04/20/2025 @ $102
6.750%, 03/01/2029 (B)	$1,500,000	$1,467,062
Energy Transfer
6.500%, H15T5Y + 5.694% (D)	2,000,000	1,997,642
Callable 11/15/2026 @ $100
Expand Energy
Callable 05/05/2025 @ $101
5.875%, 02/01/2029 (B)	1,500,000	1,497,347
Sunoco
Callable 07/01/2028 @ $103
6.250%, 07/01/2033 (B)	2,000,000	2,002,094
		6,964,145
Financials — 5.6%
First Maryland Capital II
Callable 05/05/2025 @ $100
5.402%, TSFR3M + 1.112%, 02/01/2027	2,411,000	2,363,628
New York Life Global Funding MTN
4.550%, 01/28/2033 (B)	1,750,000	1,697,402
PNC Financial Services Group
Callable 06/12/2028 @ $100
5.582%, SOFRRATE + 1.841%, 06/12/2029	1,000,000	1,028,266
State Street
Callable 05/05/2025 @ $100
5.145%, TSFR3M + 0.822%, 05/15/2028	2,750,000	2,675,628
US Bancorp
Callable 11/03/2031 @ $100
2.491%, H15T5Y + 0.950%, 11/03/2036	2,000,000	1,661,238
		9,426,162
Health Care — 2.9%
CVS Health
Callable 09/25/2047 @ $100
5.050%, 03/25/2048	1,750,000	1,493,353
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100
2.200%, 06/01/2030 (B)	2,000,000	1,774,163
Merck
Callable 09/07/2038 @ $100
3.900%, 03/07/2039	1,900,000	1,648,569
		4,916,085

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CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Industrials — 7.2%
American Airlines Pass Through Trust, Cl B
3.950%, 07/11/2030	$1,550,000	$1,459,926
Ashtead Capital
Callable 05/11/2032 @ $100
5.500%, 08/11/2032 (B)	2,000,000	1,992,602
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, US0003M + 2.350%, 12/15/2055	1,500,000	1,505,983
Boeing
Callable 09/01/2038 @ $100
3.500%, 03/01/2039	2,034,000	1,556,111
Concentrix
Callable 07/02/2026 @ $100
6.650%, 08/02/2026	1,000,000	1,020,213
Delta Air Lines
4.500%, 10/20/2025 (B)	138	137
Graham Packaging
Callable 05/05/2025 @ $102
7.125%, 08/15/2028 (B)	1,500,000	1,465,133
Mauser Packaging Solutions Holding
Callable 05/05/2025 @ $102
7.875%, 08/15/2026 (B)	1,000,000	991,786
Trivium Packaging Finance BV
Callable 05/05/2025 @ $100
5.500%, 08/15/2026 (B)	1,200,000	1,181,417
United Airlines 2020-1 Class B Pass Through Trust
4.875%, 01/15/2026	766,080	764,695
		11,938,003
Materials — 1.8%
Celanese US Holdings
Callable 08/15/2033 @ $100
6.950%, 11/15/2033	2,000,000	2,090,142
Sherwin-Williams
Callable 07/01/2031 @ $100
4.800%, 09/01/2031	1,000,000	997,489
		3,087,631
Utilities — 2.8%
Dominion Energy
Callable 11/03/2029 @ $100
6.875%, H15T5Y + 2.386%, 02/01/2055	2,000,000	2,070,707

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CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Utilities — continued
Duke Energy Carolinas
Callable 12/15/2031 @ $100
2.850%, 03/15/2032	$1,250,000	$1,100,265
Vistra
8.000%, H15T5Y + 6.930% (B)(D)	1,500,000	1,539,267
Callable 10/15/2026 @ $100
		4,710,239
TOTAL CORPORATE OBLIGATIONS
(Cost $48,493,274)		47,961,116

ASSET-BACKED SECURITIES — 19.1%

Automotive — 2.0%
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D
Callable 04/15/2026 @ $100
1.550%, 06/15/2027	2,303,603	2,252,914
Exeter Automobile Receivables Trust, Ser 2022-1A, Cl D
Callable 03/15/2027 @ $100
3.020%, 06/15/2028	571,302	564,475
Prestige Auto Receivables Trust, Ser 2021-1A, Cl C
Callable 12/15/2025 @ $100
1.530%, 02/15/2028 (B)	457,714	453,616
		3,271,005
Other ABS — 6.6%
Atlas Senior Loan Fund X, Ser 2018-10A, Cl B
Callable 04/15/2025 @ $100
6.064%, TSFR3M + 1.762%, 01/15/2031 (B)	1,500,000	1,500,575
Canyon Capital CLO, Ser 2018-1A, Cl CR
Callable 04/15/2025 @ $100
6.464%, TSFR3M + 2.162%, 07/15/2031 (B)	1,000,000	998,716
CARLYLE US CLO, Ser 2017-4A, Cl B
Callable 04/15/2025 @ $100
6.414%, TSFR3M + 2.112%, 01/15/2030 (B)	1,000,000	998,716
ICG US CLO, Ser 2025-2RA, Cl BR
Callable 10/16/2025 @ $100
6.053%, TSFR3M + 1.750%, 01/16/2033 (B)	2,000,000	1,990,402
Northwoods Capital XVII, Ser 2018-17A, Cl C
Callable 04/22/2025 @ $100
6.402%, TSFR3M + 2.112%, 04/22/2031 (B)	1,500,000	1,498,058

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ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Park Avenue Institutional Advisers CLO, Ser 2021-1A, Cl BR
Callable 04/20/2025 @ $100
6.655%, TSFR3M + 2.362%, 10/20/2031 (B)	$1,000,000	$999,967
Trysail CLO, Ser 2021-1A, Cl C
Callable 04/20/2025 @ $100
6.955%, TSFR3M + 2.662%, 07/20/2032 (B)	1,500,000	1,501,167
Trysail CLO, Ser 2022-1A, Cl B
Callable 04/20/2025 @ $100
6.143%, TSFR3M + 1.850%, 10/20/2033 (B)	1,500,000	1,500,475
		10,988,076
Student Loan — 10.5%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 11/25/2032 @ $100
2.720%, 07/25/2069 (B)	1,162,459	1,053,256
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 12/15/2025 @ $100
6.034%, TSFR1M + 1.714%, 10/15/2031 (B)	379,903	380,225
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3
Callable 12/15/2027 @ $100
6.134%, TSFR1M + 1.814%, 11/15/2030 (B)	510,709	512,211
Navient Private Education Loan Trust, Ser 2015-BA, Cl A3
Callable 08/15/2028 @ $100
5.884%, TSFR1M + 1.564%, 07/16/2040 (B)	1,334,238	1,342,092
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
Callable 11/15/2029 @ $100
1.060%, 10/15/2069 (B)	2,094,730	1,883,433
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
Callable 05/15/2030 @ $100
0.970%, 12/16/2069 (B)	3,021,015	2,678,916
Nelnet Student Loan Trust, Ser 2004-4, Cl B
Callable 04/25/2025 @ $100
5.119%, SOFR90A + 0.562%, 01/25/2041	2,284,939	2,246,403
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 09/25/2031 @ $100
5.044%, SOFR30A + 0.704%, 03/25/2055	842,267	834,914

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ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Student Loan — continued
SMB Private Education Loan Trust, Ser 2015-A, Cl C
Callable 07/15/2027 @ $100
4.500%, 10/15/2048 (B)	$2,000,000	$1,982,825
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 02/15/2028 @ $100
3.500%, 09/15/2043 (B)	1,069,092	1,060,976
SMB Private Education Loan Trust, Ser 2017-A, Cl B
3.500%, 06/17/2041 (B)	1,000,000	980,779
SMB Private Education Loan Trust, Ser 2021-C, Cl C
3.000%, 01/15/2053 (B)	2,892,895	2,574,743
		17,530,773
TOTAL ASSET-BACKED SECURITIES
(Cost $31,856,477)		31,789,854

U.S. TREASURY OBLIGATIONS — 7.6%

U.S. Treasury Bill
0.000%, 07/31/2025(E)	1,900,000	1,873,370
U.S. Treasury Inflation Indexed Bond
1.375%, 07/15/2033	2,510,328	2,448,559
U.S. Treasury Notes
4.375%, 07/31/2026	3,000,000	3,015,000
3.375%, 09/15/2027	3,300,000	3,260,813
1.750%, 01/31/2029	2,200,000	2,031,820
		8,307,633
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,582,032)		12,629,562

LOAN PARTICIPATIONS — 1.7%

Cov-Lite Level 3 Financing, B Term Loan
8.575%, CME Term SOFR + 4.250%, 03/27/2032 (A)	1,500,000	1,479,840
Majordrive TL, 2022 Incremental Loan
9.825%, CME Term SOFR + 5.500%, 06/01/2029 (A)	1,500,000	1,365,000
Prairie Acquiror LP, B-3 Loan
8.575%, CME Term SOFR + 4.250%, 08/01/2029 (A)	3,731	3,729
TOTAL LOAN PARTICIPATIONS
(Cost $2,921,231)		2,848,569

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MUNICIPAL BOND — 1.7%
	Face Amount	Value
Texas — 1.7%
University of Texas System Permanent University Fund
5.262%, 07/01/2039	$2,790,000	$2,790,057

TOTAL MUNICIPAL BOND
(Cost $2,790,000)		2,790,057

PREFERRED STOCK — 0.3%
	Shares
Information Technology — 0.3%
Synchronoss Technologies 8.375%	25,000	611,250
TOTAL PREFERRED STOCK
(Cost $530,033)		611,250

TOTAL INVESTMENTS — 99.0%
(Cost $166,047,043)		$165,102,771

Percentages are based on Net Assets of $166,714,673.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of March 31, 2025 was $84,692,357 and represents 50.8% of Net Assets.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2025. The coupon on a step bond changes on a specified date.
(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.

ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
CME — Chicago Mercantile Exchange
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family

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(Unaudited)

GNMA — Government National Mortgage Association H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only - face amount represents notional amount
MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing

SOFR30A — Secured Overnight Financing Rate 30-Day Average

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month Average

TSFR3M — Term Secured Overnight Financing Rate 3 Month Average

The open futures contracts held by the Fund at March 31, 2025, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. 5-Year Treasury Note	(200)	Jun-2025	$(21,532,479)	$(21,631,250)	$(98,771)
			$(21,532,479)	$(21,631,250)	$(98,771)

PNN-QH-001-1400

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SCHEDULE OF INVESTMENTS
COMMON STOCK — 37.6%
	Shares	Value
Communication Services — 1.2%
CuriosityStream	245,289	$657,375
Sirius XM Holdings	10,000	225,450
		882,825
Consumer Discretionary — 4.8%
Alibaba Group Holding ADR	2,900	383,467
Arcos Dorados Holdings, Cl A	66,000	531,960
Carriage Services, Cl A	24,595	953,056
Cracker Barrel Old Country Store	14,000	543,480
Domino's Pizza Group ADR	74,000	521,700
Papa John's International	15,700	644,956
		3,578,619
Consumer Staples — 4.9%
Alico	21,000	626,640
Brown-Forman, Cl B	12,300	417,462
Estee Lauder, Cl A	4,500	297,000
Fevertree Drinks	74,000	754,800
Keurig Dr Pepper	7,000	239,540
Molson Coors Beverage, Cl B	6,700	407,829
Nomad Foods	12,500	245,625
Tate & Lyle ADR	8,725	236,011
Tyson Foods, Cl A	6,000	382,860
		3,607,767
Energy — 4.6%
Delek US Holdings	27,500	414,425
Devon Energy	11,550	431,970
MPLX	13,970	747,674
NACCO Industries, Cl A	15,960	538,331
Occidental Petroleum	11,325	559,002
Plains All American Pipeline	19,500	390,000
Select Water Solutions, Cl A	29,905	314,003
		3,395,405
Financials — 0.6%
ChoiceOne Financial Services	8,500	244,545
Citigroup	3,500	248,465
		493,010
Health Care — 4.2%
Bristol-Myers Squibb	9,600	585,504
Hikma Pharmaceuticals ADR	14,500	733,700

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COMMON STOCK — continued
	Shares	Value
Health Care — continued
National Research	20,281	$259,597
Perrigo	12,800	358,912
Roche Holding ADR	10,800	444,420
SIGA Technologies *	58,280	319,374
Smith & Nephew ADR	13,325	378,030
		3,079,537
Industrials — 5.5%
AAON	5,000	390,650
AP Moller - Maersk ADR, Cl B	52,000	451,360
Argan	6,292	825,322
Huntington Ingalls Industries	3,000	612,120
Luxfer Holdings ADR	25,211	299,002
Matthews International, Cl A	19,000	422,560
Omega Flex	9,600	333,888
Park Aerospace	52,000	699,400
		4,034,302
Information Technology — 4.0%
Immersion	98,000	742,840
InterDigital	2,000	413,500
Micron Technology	4,100	356,249
Opera ADR	38,419	612,399
Richardson Electronics	20,125	224,595
Spectris	11,500	341,176
Vishay Intertechnology	15,000	238,500
		2,929,259
Materials — 3.3%
Agnico Eagle Mines	7,100	769,711
Anglo American ADR	51,000	712,980
Barrick Gold	27,000	524,880
Fortitude Gold	72,912	356,686
		2,364,257
Real Estate — 0.8%
Rayonier ‡	9,000	250,920
Sun Communities ‡	2,785	358,262
		609,182
Utilities — 3.7%
AES	63,500	788,670
California Water Service Group	12,450	603,327
Otter Tail	2,000	160,740

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COMMON STOCK — continued
	Shares	Value
Utilities — continued
UGI	14,500	$479,515
York Water	18,500	641,580
		2,673,832
TOTAL COMMON STOCK
(Cost $27,653,139)		27,647,995

CORPORATE OBLIGATIONS — 22.9%

	Face Amount
Communication Services — 0.9%
Activision Blizzard
Callable 03/15/2050 @ $100
2.500%, 09/15/2050	$395,000	208,720
Electronic Arts
Callable 08/15/2050 @ $100
2.950%, 02/15/2051	695,000	440,832
		649,552
Consumer Discretionary — 5.5%
Aptiv Swiss Holdings
Callable 03/13/2054 @ $100
5.750%, 09/13/2054	1,000,000	887,635
Gap
Callable 10/01/2026 @ $102
3.875%, 10/01/2031 (A)	1,000,000	862,593
Macy's Retail Holdings
Callable 07/15/2041 @ $100
5.125%, 01/15/2042	250,000	170,145
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	1,000,000	915,921
MercadoLibre
Callable 10/14/2030 @ $100
3.125%, 01/14/2031	400,000	354,461
Callable 12/14/2025 @ $100
2.375%, 01/14/2026	451,000	440,042
Wolverine World Wide
Callable 05/05/2025 @ $102
4.000%, 08/15/2029 (A)	500,000	423,054
		4,053,851

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM

1847 INCOME FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Consumer Staples — 5.4%
Energizer Holdings
Callable 05/05/2025 @ $101
4.375%, 03/31/2029 (A)	$500,000	$465,550
Molson Coors Beverage
5.000%, 05/01/2042	1,000,000	919,871
Molson Coors Beverage
Callable 01/15/2046 @ $100
4.200%, 07/15/2046	1,353,000	1,090,308
Spectrum Brands
Callable 03/15/2026 @ $102
3.875%, 03/15/2031 (A)	1,734,000	1,476,992
		3,952,721
Energy — 0.7%
Martin Midstream Partners
Callable 08/15/2025 @ $112
11.500%, 02/15/2028 (A)	500,000	529,356

Health Care — 5.5%
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100
2.800%, 09/15/2050	3,632,000	2,147,799
Royalty Pharma
Callable 03/02/2050 @ $100
3.550%, 09/02/2050	2,834,000	1,899,518
		4,047,317
Industrials — 2.3%
Emerson Electric
Callable 04/15/2050 @ $100
2.750%, 10/15/2050	1,000,000	630,652
Mueller Water Products
Callable 05/05/2025 @ $102
4.000%, 06/15/2029 (A)	1,145,000	1,063,748
		1,694,400
Information Technology — 2.6%
Ciena
Callable 05/05/2025 @ $102
4.000%, 01/31/2030 (A)	396,000	361,639
Crane NXT
Callable 09/15/2047 @ $100
4.200%, 03/15/2048	500,000	311,915

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM

1847 INCOME FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Information Technology — continued
Microsoft
Callable 03/15/2050 @ $100
2.500%, 09/15/2050	$1,000,000	$621,234
Skyworks Solutions
Callable 03/01/2031 @ $100
3.000%, 06/01/2031	749,000	646,938
		1,941,726
TOTAL CORPORATE OBLIGATIONS
(Cost $18,036,500)		16,868,923

CONVERTIBLE BONDS — 10.8%

Consumer Staples — 1.3%
MGP Ingredients CV to 10.3911
Callable 11/20/2026 @ $100
1.875%, 11/15/2041	1,000,000	942,018

Health Care — 3.3%
Omnicell CV to 10.2751
0.250%, 09/15/2025	1,500,000	1,461,584
Pacira BioSciences CV to 25.2752
2.125%, 05/15/2029 (A)	1,000,000	972,662
		2,434,246
Industrials — 0.6%
Enovix CV to 64.0800
3.000%, 05/01/2028 (A)	500,000	418,038

Information Technology — 5.6%
Cerence CV to 24.5586
1.500%, 07/01/2028	2,525,000	1,768,762
Terawulf CV to 117.9245
2.750%, 02/01/2030 (A)	3,500,000	2,401,000
		4,169,762
TOTAL CONVERTIBLE BONDS
(Cost $9,243,287)		7,964,064

PREFERRED STOCK — 8.3%
	Shares
Consumer Discretionary — 1.0%
Fossil Group 7.000%	42,364	762,552

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM

1847 INCOME FUND

MARCH 31, 2025

(Unaudited)

PREFERRED STOCK — continued
	Shares	Value
Industrials — 4.3%
Pitney Bowes 6.700%	164,560	$3,161,198

Information Technology — 3.0%
Synchronoss Technologies 8.375%	89,267	2,182,578
TOTAL PREFERRED STOCK
(Cost $5,869,977)		6,106,328

U.S. TREASURY OBLIGATIONS — 8.1%
	Face Amount
U.S. Treasury Bond
4.250%, 11/15/2040	$1,500,000	1,462,441

U.S. Treasury Note
4.250%, 05/31/2025	4,500,000	4,500,132

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,954,123)		5,962,573

TOTAL INVESTMENTS — 87.7%
(Cost $66,757,026)		$64,549,883

Percentages are based on Net Assets of $73,595,730.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of March 31, 2025 was $8,974,631 and represents 12.2% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
CV — Convertible Security

PNN-QH-001-1400